Employee Benefit Plans and Share-Based Payments - Summary of Share Based Compensation Plan (Plan 2014-2017) (Detail) - Plan 2014-17 [Member] $ in Millions	12 Months Ended
	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 ARS ($)	Dec. 31, 2016 $ / shares	Dec. 31, 2015 ARS ($)	Dec. 31, 2015 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the year	99,278		234,130		356,054
- Granted	6,269		6,978
- Settled	(105,201)		(123,926)		(118,927)
- Expired	(346)		(17,904)		(2,997)
Amount at end of year			99,278		234,130
Expense recognized during the year | $	$ 8		$ 28		$ 53
Fair value of shares on grant date (in dollars) | $ / shares		$ 33.41		$ 33.41		$ 33.41